Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000
Preferred stock, shares issued (in Shares)	0
Preferred stock, shares outstanding (in Shares)	0
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	500,000,000	50,000,000
Common stock, shares issued (in Shares)	24,029,375	0
Common stock, shares outstanding (in Shares)	24,029,375	0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	50,000,000	10,000,000
Common stock, shares issued (in Shares)	3,157,754	700,000
Common stock, shares outstanding (in Shares)	3,157,754	700,000
Previously Reported [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	1,000,000	0
Preferred stock, shares issued (in Shares)	0	0
Preferred stock, shares outstanding (in Shares)	0	0
Previously Reported [Member] | Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized (in Shares)		10,000,000
Common stock, shares issued (in Shares)		0
Common stock, shares outstanding (in Shares)		0
Previously Reported [Member] | Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized (in Shares)		1,000,000
Common stock, shares issued (in Shares)		1
Common stock, shares outstanding (in Shares)		1